Goodwill And Intangible Assets Schedule of Future Amortization (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 13.9
2014	13.8
2015	13.6
2016	13.6
2017	$ 13.6